Stock-Based Compensation (Details) - Schedule of Employee Warrant Activity $ / shares in Units, $ in Thousands	8 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
Schedule of Summarizes the Employee Warrant Activity [Abstract]
Number of Warrants, Beginning balance | shares
Weighted Average Exercise Price Per Share, Beginning balance | $ / shares
Weighted Average Remaining Contractual Term, Beginning balance
Aggregate Intrinsic Value, Beginning balance | $
Number of Warrants, Endning balance | shares	3,054,358
Weighted Average Exercise Price Per Share, Ending Balance | $ / shares	$ 7.8
Weighted Average Remaining Contractual Term, Endning balance	9 years 9 months 18 days
Aggregate Intrinsic Value, Endning balance | $	$ 51,038
Number of Warrants, Vested and expected to vest | shares	3,054,358
Weighted Average Exercise Price Per Share, Vested and expected to vest | $ / shares	$ 7.8
Weighted Average Remaining Contractual Term, Vested and expected to vest	9 years 9 months 18 days
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 51,038
Number of Warrants, Vested and exercisable | shares
Weighted Average Exercise Price Per Share, Vested and exercisable | $ / shares
Weighted Average Remaining Contractual Term, Vested and exercisable
Aggregate Intrinsic Value, Vested and exercisable | $
Number of Warrants, Granted | shares	3,054,358
Weighted Average Exercise Price Per Share, Granted | $ / shares	$ 7.8
Number of Warrants, Exercised | shares
Weighted Average Exercise Price Per Share, Exercised | $ / shares
Number of Warrants, Forfeited | shares
Weighted Average Exercise Price Per Share, Forfeited | $ / shares